PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99 .3%
Issuer Shares Value ($)
Australia  8.5%
AGL Energy Ltd. 7,225 63,583
BHP Group Ltd. 1,267 42,345
Computershare Ltd. 6,944 76,560
Fortescue Metals Group Ltd. 5,467 91,399
Newcrest Mining Ltd. 1,409 27,156
Rio Tinto Ltd. 861 72,871
Telstra Corp. Ltd. 21,928 52,492
Total 426,406
Belgium  1.2%
Ageas SA/NV 1,210 62,168
Canada  7.5%
Atco Ltd. Class I 1,276 36,569
Canadian Tire Corp. Ltd. Class A 228 29,594
CCL Industries, Inc. Class B 574 26,362
George Weston Ltd. 584 42,315
Imperial Oil Ltd. 2,484 47,310
Loblaw Cos. Ltd. 677 32,725
Magna International, Inc. 812 57,246
Open Text Corp. 863 38,696
Quebecor, Inc. Class B 1,383 33,128
Suncor Energy, Inc. 2,003 33,539
Total 377,484
China  1.2%
BOC Hong Kong Holdings Ltd. 20,690 61,906
Denmark  2.8%
AP Moller - Maersk A/S Class A 16 30,447
Carlsberg A/S Class B 346 50,877
Pandora A/S 601 58,235
Total 139,559
Finland  0.9%
UPM-Kymmene OYJ 1,245 44,605
France  2.4%
Publicis Groupe SA 538 27,949
Schneider Electric SE 228 33,503
Sodexo SA
(a)
662 59,081
Total 120,533
Germany  1.4%
HOCHTIEF AG 773 72,077
Hong Kong  3.6%
AIA Group Ltd. 2,083 25,185
CLP Holdings Ltd. 3,802 35,647
PCCW Ltd. 88,144 49,109
Sun Hung Kai Properties Ltd. 3,282 44,867
Swire Properties Ltd. 8,805 25,607
Total 180,415
Ireland  0.8%
CRH PLC 1,010 42,186
Israel  0.6%
Bank Leumi Le-Israel BM 4,636 29,017
Italy  2.3%
Enel SpA 4,882 48,582
Telecom Italia Spa-RSP 143,986 68,397
Total 116,979
Japan  45.7%
Alfresa Holdings Corp. 1,929 38,416
Astellas Pharma, Inc. 3,203 51,780
Brother Industries Ltd. 3,687 81,914
Chiba Bank Ltd. (The) 7,522 40,881
Daiwa House Industry Co. Ltd. 1,383 39,160
ENEOS Holdings, Inc. 19,443 78,686
FUJIFILM Holdings Corp. 1,052 60,159
Common Stocks (continued)
Issuer Shares Value ($)
Hitachi Ltd. 1,207 49,643
Hoshizaki Corp. 248 21,935
ITOCHU Corp. 2,123 60,783
KDDI Corp. 1,746 51,348
Kyushu Electric Power Co., Inc. 6,312 58,420
Lawson, Inc. 1,121 54,393
Lixil Corp. 1,550 36,139
Marubeni Corp. 12,114 80,336
Medipal Holdings Corp. 3,051 62,392
Mitsubishi Chemical Holdings Corp. 10,888 74,296
Mitsubishi Corp. 2,342 59,224
Mitsubishi Heavy Industries Ltd. 1,669 47,793
Mitsubishi UFJ Financial Group, Inc. 10,320 46,260
Mitsubishi UFJ Lease & Finance Co. Ltd. 14,389 70,368
MS&AD Insurance Group Holdings, Inc. 1,573 45,134
NEC Corp. 543 29,563
Nippon Telegraph & Telephone Corp. 2,148 53,713
Nomura Holdings, Inc. 11,770 62,023
Obayashi Corp. 4,841 40,505
Oji Holdings Corp. 8,772 52,953
ORIX Corp. 4,385 70,155
Persol Holdings Co. Ltd. 2,392 44,758
Resona Holdings, Inc. 17,579 60,950
SCSK Corp. 912 50,698
Sekisui House Ltd. 3,447 66,474
Shimizu Corp. 5,074 35,718
Shionogi & Co. Ltd. 1,105 59,949
Sompo Holdings, Inc. 833 33,154
Sumitomo Dainippon Pharma Co. Ltd. 2,620 42,467
Sumitomo Mitsui Financial Group, Inc. 2,000 61,990
Sumitomo Mitsui Trust Holdings, Inc. 2,050 61,327
T&D Holdings, Inc. 4,077 47,236
Taiheiyo Cement Corp. 1,044 25,947
TIS, Inc. 2,069 46,046
Tokyo Century Corp. 489 39,514
Tokyu Fudosan Holdings Corp. 5,761 32,521
Toyota Tsusho Corp. 1,870 72,964
Total 2,300,085
Netherlands  4.7%
Heineken Holding NV 499 44,013
Koninklijke Ahold Delhaize NV 2,510 71,935
Koninklijke KPN NV 9,295 29,090
NN Group NV 1,471 61,298
Wolters Kluwer NV 374 31,097
Total 237,433
Singapore  2.9%
DBS Group Holdings Ltd. 1,756 33,318
Oversea-Chinese Banking Corp. Ltd. 7,088 55,119
United Overseas Bank Ltd. 3,373 59,423
Total 147,860
South Africa  0.9%
Anglo American PLC 1,316 43,624
Spain  4.9%
ACS Actividades de Construccion y
Servicios SA 1,982 61,932
Banco Bilbao Vizcaya Argentaria SA 10,949 50,108
Repsol SA 5,954 58,751
Telefonica SA 17,515 75,625
Total 246,416
Switzerland  1.8%
Novartis AG 549 49,697

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
January 31, 2021 (Unaudited)
2 |
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Swiss Life Holding AG 88 40,251
Total 89,948
United Kingdom  5.2%
Berkeley Group Holdings PLC 1,039 59,767
Coca-Cola European Partners PLC 768 35,689
RELX PLC 1,628 40,520
Vodafone Group PLC 32,574 55,842
Wm Morrison Supermarkets PLC 28,497 70,222
Total 262,040
Total Common Stocks
(Cost $4,651,247) 5,000,741
Rights 0 .0%
Issuer Shares Value ($)
Spain  0.0%
ACS Actividades de Construccion y
Servicios SA, expiring 2/10/21
(a)
1,982 978
Total Rights
(Cost $1,091) 978
Money Market Funds 0 .4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
17,880 17,880
Total Money Market Funds
(Cost $17,880) 17,880
Total Investments in Securities
(Cost $4,670,218) 5,019,599
Other Assets & Liabilities, Net 13,535
Net Assets 5,033,134
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT271_10_L01_(03/21)
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